STOCK OPTION PLAN (Details 1) (DirectorsAndEmployeesMember, USD $)	6 Months Ended
Jun. 30, 2012
DirectorsAndEmployeesMember
Related Party Transaction [Line Items]
Weighted-average fair value of options granted	$ 0.64
Expected terms Minimum	3 years
Expected terms Maximum	5 years
Expected volatility minimum	219.00%
Expected volatility maximum	360.00%
Risk-free interest rate Minimum	0.36%
Risk-free interest rate Maximum	1.03%